UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

Eaton Vance

Focused Global Opportunities Fund

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Belgium — 4.7%
Anheuser-Busch InBev SA/NV	939	$102,714
KBC Group NV	1,160	70,990

		$173,704

Denmark — 2.5%
Novo Nordisk A/S, Class B	1,696	$60,050
Pandora A/S	290	33,010

		$93,060

France — 3.6%
BNP Paribas SA	1,231	$72,026
LVMH Moet Hennessy Louis Vuitton SE	303	60,867

		$132,893

Hong Kong — 3.0%
AIA Group, Ltd.	17,572	$110,913

		$110,913

Japan — 8.4%
Keyence Corp.	196	$75,789
Kubota Corp.	4,045	64,366
Mitsubishi UFJ Financial Group, Inc.	8,708	57,610
Nippon Telegraph & Telephone Corp.	2,655	112,305

		$310,070

Netherlands — 3.1%
ASML Holding NV	948	$115,239

		$115,239

Spain — 2.0%
Industria de Diseno Textil SA	2,328	$74,603

		$74,603

Sweden — 2.5%
Assa Abloy AB, Class B	4,683	$90,873

		$90,873

Switzerland — 1.9%
Credit Suisse Group AG	4,791	$72,282

		$72,282

United Kingdom — 8.8%
Diageo PLC	3,223	$90,872
Prudential PLC	2,133	42,628
Shire PLC	2,022	121,924
St. James’s Place PLC	5,494	71,993

		$327,417

1

Security	Shares	Value
United States — 58.7%
Allergan PLC	345	$84,463
Alphabet, Inc., Class A(1)	201	169,831
C.H. Robinson Worldwide, Inc.	719	57,786
CDW Corp.	1,799	105,961
Celgene Corp.(1)	717	88,557
Chubb, Ltd.	609	84,146
Eli Lilly & Co.	981	81,237
Equity Residential	1,341	84,577
Estee Lauder Cos., Inc. (The), Class A	1,364	113,007
Facebook, Inc., Class A(1)	1,095	148,416
Fortive Corp.	743	42,834
Interpublic Group of Cos., Inc.	3,190	76,879
Lowe’s Cos., Inc.	1,401	104,192
Occidental Petroleum Corp.	2,067	135,492
PPG Industries, Inc.	859	87,987
Schlumberger, Ltd.	1,538	123,594
Sealed Air Corp.	1,508	70,092
Union Pacific Corp.	1,229	132,658
Verisk Analytics, Inc.(1)	1,237	102,572
Visa, Inc., Class A	1,509	132,701
Wells Fargo & Co.	2,596	150,257

		$2,177,239

Total Common Stocks (identified cost $3,510,374)		$3,678,293

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(2)	24,459	$24,466

Total Short-Term Investments (identified cost $24,464)		$24,466

Total Investments — 99.9% (identified cost $3,534,838)		$3,702,759

Other Assets, Less Liabilities — 0.1%		$4,471

Net Assets — 100.0%		$3,707,230

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2017 was $112.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	20.2%	$747,937
Financials	19.8	732,845
Industrials	13.2	491,089
Health Care	11.8	436,231
Consumer Discretionary	9.4	349,551
Consumer Staples	8.3	306,593
Energy	7.0	259,086
Materials	4.2	158,079
Telecommunication Services	3.0	112,305
Real Estate	2.3	84,577
Short-Term Investments	0.7	24,466

Total Investments	99.9%	$3,702,759

The Fund did not have any open financial instruments at February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,537,773

Gross unrealized appreciation	$270,500
Gross unrealized depreciation	(105,514)

Net unrealized appreciation	$164,986

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$420,983		$—	$420,983
Developed Europe	—	1,080,071		—	1,080,071
North America	2,177,239	—		—	2,177,239
Total Common Stocks	$2,177,239	$1,501,054	*	$—	$3,678,293
Short-Term Investments	$—	$24,466		$—	$24,466
Total Investments	$2,177,239	$1,525,520		$—	$3,702,759

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused International Opportunities Fund

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Australia — 3.7%
Brambles, Ltd.	6,763	$48,271
Commonwealth Bank of Australia	1,294	81,598

		$129,869

Belgium — 5.8%
Anheuser-Busch InBev SA/NV	1,211	$132,467
KBC Group NV	1,139	69,705

		$202,172

Denmark — 4.8%
Novo Nordisk A/S, Class B	2,513	$88,978
Novozymes A/S, Class B	1,119	43,021
Pandora A/S	296	33,692

		$165,691

France — 6.7%
BNP Paribas SA	885	$51,782
Legrand SA	1,090	61,546
LVMH Moet Hennessy Louis Vuitton SE	597	119,925

		$233,253

Germany — 2.5%
Brenntag AG	1,495	$85,672

		$85,672

Hong Kong — 4.1%
AIA Group, Ltd.	22,414	$141,476

		$141,476

Ireland — 3.0%
Kerry Group PLC, Class A	1,358	$104,268

		$104,268

Japan — 20.5%
Keyence Corp.	323	$124,898
Komatsu, Ltd.	1,915	46,034
Kubota Corp.	7,985	127,061
Mitsubishi Estate Co., Ltd.	4,404	85,861
Mitsubishi UFJ Financial Group, Inc.	18,796	124,350
Nippon Telegraph & Telephone Corp.	3,311	140,053
Santen Pharmaceutical Co., Ltd.	4,574	65,577

		$713,834

Netherlands — 5.7%
ASML Holding NV	1,181	$143,563
ING Groep NV	3,912	53,894

		$197,457

1

Security	Shares	Value
Singapore — 1.7%
DBS Group Holdings, Ltd.	4,425	$59,096

		$59,096

Spain — 4.2%
Industria de Diseno Textil SA	4,543	$145,584

		$145,584

Sweden — 2.5%
Assa Abloy AB, Class B	4,589	$89,049

		$89,049

Switzerland — 6.0%
Credit Suisse Group AG	6,510	$98,217
Roche Holding AG PC	455	110,749

		$208,966

United Kingdom — 26.0%
Diageo PLC	5,698	$160,654
Melrose Industries PLC	21,301	56,328
Prudential PLC	4,225	84,437
Reckitt Benckiser Group PLC	1,226	111,320
Royal Dutch Shell PLC, Class B	7,010	189,751
Shire PLC	2,385	143,812
St. James’s Place PLC	6,580	86,223
Vodafone Group PLC	28,328	70,944

		$903,469

Total Common Stocks (identified cost $3,323,458)		$3,379,856

Exchange-Traded Funds — 1.7%

Security	Shares	Value
Equity Funds — 1.7%
iShares MSCI Japan ETF	1,162	$59,529

Total Exchange-Traded Funds (identified cost $55,777)		$59,529

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(1)	43,327	$43,340

Total Short-Term Investments (identified cost $43,334)		$43,340

Total Investments — 100.2% (identified cost $3,422,569)		$3,482,725

Other Assets, Less Liabilities — (0.2)%		$(5,405)

Net Assets — 100.0%		$3,477,320

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2017 was $194.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	24.5%	$850,778
Industrials	14.8	513,961
Consumer Staples	14.6	508,709
Health Care	11.8	409,116
Consumer Discretionary	8.6	299,201
Information Technology	7.7	268,461
Telecommunication Services	6.1	210,997
Energy	5.4	189,751
Real Estate	2.5	85,861
Materials	1.2	43,021
Exchange-Traded Funds	1.7	59,529
Short-Term Investments	1.3	43,340

Total Investments	100.2%	$3,482,725

Abbreviations:

PC	-	Participation Certificate

The Fund did not have any open financial instruments at February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,434,562

Gross unrealized appreciation	$200,252
Gross unrealized depreciation	(152,089)

Net unrealized appreciation	$48,163

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$3,379,856	(1)(2)	$—	$3,379,856
Exchange-Traded Funds	59,529	—		—	59,529
Short-Term Investments	—	43,340		—	43,340
Total Investments	$59,529	$3,423,196		$—	$3,482,725

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

International Small-Cap Fund

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Australia — 7.4%
Amaysim Australia, Ltd.	27,578	$38,674
Ansell, Ltd.	5,668	92,457
BlueScope Steel, Ltd.	2,400	22,446
carsales.com, Ltd.	6,431	54,798
Challenger, Ltd.	6,095	53,402
Evolution Mining, Ltd.	17,582	29,018
GDI Property Group	62,511	47,911
Invocare, Ltd.	4,601	49,879
IOOF Holdings, Ltd.	7,785	51,570
iSentia Group, Ltd.	29,474	34,860
Mirvac Group	36,933	60,825
Northern Star Resources, Ltd.	9,199	29,461
OZ Minerals, Ltd.	4,056	28,860
Regis Resources, Ltd.	11,421	29,536
Super Retail Group, Ltd.	7,593	61,367
Tox Free Solutions, Ltd.	61,624	104,911
Western Areas, Ltd.(1)	10,265	18,572

		$808,547

Austria — 1.2%
ams AG	1,873	$86,554
CA Immobilien Anlagen AG	2,149	42,106

		$128,660

Belgium — 2.7%
Kinepolis Group NV	2,222	$113,688
Melexis NV	1,236	102,702
Warehouses De Pauw CVA	778	72,324

		$288,714

Canada — 8.3%
Allied Properties REIT	1,558	$41,079
Boardwalk Real Estate Investment Trust	1,372	45,936
CAE, Inc.	6,917	103,896
Canadian Energy Services & Technology Corp.	11,068	62,415
Detour Gold Corp.(1)	2,068	25,784
Dominion Diamond Corp.	2,214	18,719
Encana Corp.	4,412	48,897
Gibson Energy, Inc.	4,393	61,486
Kirkland Lake Gold, Ltd.(1)	3,196	22,860
Klondex Mines, Ltd.(1)	5,277	28,010
Laurentian Bank of Canada	2,353	101,688
Linamar Corp.	1,013	44,983
Lundin Mining Corp.(1)	4,895	29,447
North West Company, Inc. (The)	2,728	60,221
Pan American Silver Corp.	1,532	27,383
Quebecor, Inc., Class B	2,573	72,800

Security	Shares	Value
Seven Generations Energy, Ltd., Class A(1)	4,230	$78,377
Torex Gold Resources, Inc.(1)	1,263	24,438

		$898,419

China — 0.7%
TAL Education Group ADR(1)	912	$78,861

		$78,861

Denmark — 0.7%
Royal Unibrew A/S	579	$22,548
Topdanmark A/S(1)	2,100	53,163

		$75,711

Finland — 0.8%
Amer Sports Oyj	3,604	$85,507

		$85,507

France — 4.4%
Criteo SA ADR(1)	2,261	$106,222
Eutelsat Communications SA	2,448	48,171
Ipsen SA	891	79,154
Metropole Television SA	4,247	89,977
Nexity SA(1)	1,672	80,683
Rubis SCA	805	75,509

		$479,716

Germany — 4.0%
Bertrandt AG	815	$80,753
Carl Zeiss Meditec AG	1,587	68,645
Hypoport AG(1)	482	45,501
Norma Group SE	2,094	90,068
Rational AG	137	62,734
Salzgitter AG	513	18,719
Scout24 AG(1)(2)	1,791	63,184

		$429,604

Hong Kong — 0.9%
Hysan Development Co., Ltd.	20,761	$96,799

		$96,799

Ireland — 1.9%
Irish Residential Properties REIT PLC	54,671	$69,536
UDG Healthcare PLC(1)	15,846	135,402

		$204,938

Israel — 1.3%
Frutarom Industries, Ltd.	2,486	$140,997

		$140,997

Italy — 4.5%
Amplifon SpA	5,001	$53,523
Banca Generali SpA	3,050	73,649
FinecoBank Banca Fineco SpA	10,546	60,248
Industria Macchine Automatiche SpA	1,144	81,082
MARR SpA	4,507	91,368
Moncler SpA	6,575	125,618

		$485,488

Japan — 27.0%
77 Bank, Ltd. (The)	24,000	$113,077
Advance Residence Investment Corp.	40	108,106

Security	Shares	Value
Ariake Japan Co., Ltd.	1,800	$101,737
Asahi Co., Ltd.	6,730	77,976
Asahi Intecc Co., Ltd.	3,200	126,075
Daifuku Co., Ltd.	6,000	139,949
Daiichikosho Co., Ltd.	1,536	63,762
Dowa Holdings Co., Ltd.	3,000	24,271
Eiken Chemical Co., Ltd.	4,900	133,553
FP Corp.	2,300	104,390
Fuji Seal International, Inc.	3,400	68,232
GMO Internet, Inc.	9,200	119,602
Like Co., Ltd.	5,300	128,173
Morinaga & Co., Ltd.	2,600	117,064
Nippon Light Metal Holdings Co., Ltd.	11,100	27,279
Nishi-Nippon Financial Holdings, Inc.(1)	7,800	84,667
Nomura Co., Ltd.	8,500	140,337
OYO Corp.	4,000	51,302
Penta-Ocean Construction Co., Ltd.	22,900	108,213
Relia, Inc.	13,600	135,285
Sac’s Bar Holdings, Inc.	10,600	116,543
Sakata INX Corp.	9,679	135,598
Sakata Seed Corp.	4,300	121,275
Sanden Holdings Corp.	30,000	103,929
Sun Frontier Fudousan Co., Ltd.	10,300	93,719
Tokyo Century Corp.	2,900	97,917
Tokyu REIT, Inc.	69	87,423
Tosei Corp.	10,900	74,262
UACJ Corp.	8,000	21,986
Yokohama Reito Co., Ltd.	10,445	98,914

		$2,924,616

Luxembourg — 0.2%
Aperam	559	$28,416

		$28,416

Netherlands — 2.8%
Aalberts Industries NV	3,770	$130,032
IMCD Group NV	2,625	124,553
Refresco Group NV(2)	3,189	46,457

		$301,042

New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	9,343	$61,241

		$61,241

Norway — 1.1%
SpareBank 1 SR-Bank ASA	5,977	$48,482
XXL ASA(2)	6,286	70,086

		$118,568

Portugal — 0.4%
NOS SGPS SA	7,693	$45,635

		$45,635

Singapore — 0.9%
Frasers Centrepoint Trust	48,100	$68,668
SIIC Environment Holdings, Ltd.(1)	82,900	32,839

		$101,507

Security	Shares	Value
Spain — 2.0%
Acciona SA	659	$49,303
Hispania Activos Inmobiliarios SOCIMI SA	6,792	88,251
Tecnicas Reunidas SA	2,004	77,606

		$215,160

Sweden — 3.2%
Avanza Bank Holding AB	1,091	$47,809
Boliden AB	951	28,959
Indutrade AB	6,435	120,305
SSAB AB, Class B(1)	7,786	25,713
Trelleborg AB, Class B	6,066	124,473

		$347,259

Switzerland — 2.8%
Belimo Holding AG	24	$79,673
Temenos Group AG	1,591	123,051
Vontobel Holding AG	1,050	57,394
VZ Holding AG	150	44,986

		$305,104

United Kingdom — 17.2%
Aldermore Group PLC(1)	29,330	$84,119
Bellway PLC	1,627	52,626
Bodycote PLC	15,463	151,278
BTG PLC(1)	8,309	59,461
Derwent London PLC	2,238	78,334
DS Smith PLC	16,610	91,844
Halma PLC	11,767	142,095
Hastings Group Holdings PLC(2)	17,864	51,986
Hiscox, Ltd.	6,394	86,102
Inchcape PLC	9,953	92,703
IWG PLC	38,463	135,059
John Wood Group PLC	12,114	113,696
Melrose Industries PLC	59,412	157,107
Softcat PLC	18,939	75,751
Spirax-Sarco Engineering PLC	1,403	77,484
Spire Healthcare Group PLC(2)	16,274	65,796
St. James’s Place PLC	6,139	80,445
Travis Perkins PLC	4,188	79,189
UNITE Group PLC (The)	10,742	83,256
Weir Group PLC (The)	862	20,138
WH Smith PLC	3,994	83,858

		$1,862,327

Total Common Stocks (identified cost $9,896,982)		$10,512,836

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(3)	344,138	$344,241

Total Short-Term Investments (identified cost $344,192)		$344,241

Total Investments — 100.2% (identified cost $10,241,174)		$10,857,077

Other Assets, Less Liabilities — (0.2)%		$(24,555)

Net Assets — 100.0%		$10,832,522

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $297,509 or 2.7% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2017 was $382.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	22.4%	$2,425,994
Consumer Discretionary	13.6	1,477,969
Real Estate	11.4	1,239,218
Financials	11.4	1,236,205
Materials	9.7	1,050,938
Information Technology	8.4	908,819
Health Care	8.1	875,307
Consumer Staples	6.1	659,584
Energy	4.1	442,477
Utilities	1.4	157,651
Telecommunication Services	0.4	38,674
Short-Term Investments	3.2	344,241

Total Investments	100.2%	$10,857,077

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,269,458

Gross unrealized appreciation	$1,026,555
Gross unrealized depreciation	(438,936)

Net unrealized appreciation	$587,619

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$78,861	$3,992,710		$—	$4,071,571
Developed Europe	106,222	5,295,627		—	5,401,849
Developed Middle East	—	140,997		—	140,997
North America	898,419	—		—	898,419
Total Common Stocks	$1,083,502	$9,429,334	*	$—	$10,512,836
Short-Term Investments	$—	$344,241		$—	$344,241
Total Investments	$1,083,502	$9,773,575		$—	$10,857,077

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017